Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000159026
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class A
Trading Symbol	HTDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.76%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,847,227
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 885,336
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

C000159027
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class C
Trading Symbol	HTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.51%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,847,227
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 885,336
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

C000159028
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class I
Trading Symbol	HTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.51%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,847,227
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 885,336
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

C000159029
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class R
Trading Symbol	HTDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$203	1.91%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,847,227
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 885,336
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%